Net cash flow from operating activities	12 Months Ended
Dec. 31, 2019
Disclosure Of Net Cash Flow From Operating Activities [abstract]
Net cash flow from operating activities

31 Net cash flow from operating activities

The table below shows a detailed overview of the net cash flow from operating activities.

Cash flows from operating activities
in EUR million		2019	2018	2017
Cash flows from operating activities
Result before tax		5,653	6,986	8,085
Adjusted for:	- Depreciation and amortisation	789	520	520
	- Addition to loan loss provisions	1,120	656	676
	- Other non-cash items included in result before tax	1,213	–1,763	703
Taxation paid		–2,345	–1,602	–1,691
Changes in:	– Loans and advances to banks, not available on demand	–1,338	–777	–3,126
	– Deposits from banks, not payable on demand	–2,574	566	6,320
	Net change in loans and advances to/ from banks, not available/ payable on demand	–3,911	–211	3,194
	– Trading assets	605	16,928	–1,612
	– Trading liabilities	–3,173	–7,018	–9,575
	Net change in Trading assets and Trading liabilities	–2,568	9,910	–11,187
	Loans and advances to customers	–16,687	–31,356	–21,390
	Customer deposits	18,040	19,709	18,291
	– Non–trading derivatives	1,072	–215	–2,239
	– Assets designated at fair value through profit or loss	–7	–725	441
	– Assets mandatorily at fair value through profit or loss	23,343	–6,968	n/a
	– Other assets	1,363	684	–430
	– Other financial liabilities at fair value through profit or loss	–12,235	10,522	–565
	– Provisions and other liabilities	–1,784	769	339
	Other	11,752	4,067	–2,454
Net cash flow from/(used in) operating activities		13,055	6,915	–5,253